UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report
September 30, 2017

AlphaClone Alternative Alpha ETF
Ticker: ALFA

AlphaClone International ETF
Ticker: ALFI

AlphaClone ETFs

AlphaClone Alternative Alpha ETF

Dear ALFA Shareholders,

Thank you for your investment in the AlphaClone Alternative Alpha ETF (“ALFA” or the “Fund”).  This is the Semi-Annual Report to Shareholders that covers the period April 1, 2017 through September 30, 2017.

For the semi-annual period, the ALFA market price return was 9.31% and its NAV return was 9.75%.  During the same time period, the S&P 500 Index (SPX), a broad market index, had a total return of 7.71%.  The Index which underlies the fund is designed to favor investments by hedge fund and institutional investors based on the efficacy of replicating their publicly disclosed positions and selecting the high conviction equities from those managers with the highest rankings.  The outperformance vs SPX over the period was primarily driven by the Index’s overweight exposure to the information technology sector and the consumer discretionary sector as compared to the S&P 500.

The methodology of the Index is designed to continuously score the world’s most established investment managers based on the efficacy of following their publicly disclosed holdings.  This approach allows the Index to continually adjust and reflect the collective sentiment of managers it tracks.  The Fund’s biggest winner was Angi Homeservices Inc. Class A, returning 101.49%; followed by Loxo Oncology Inc. returning 94.18% and Baidu Inc. ADR returning 41.54%.  The Fund’s biggest loser for the year came from Revlon Inc. returning -38.48% and the overweight consumer discretionary sector with Buffalo Wild Wings Inc. returning -32.34%.

Thank you again for the confidence you have placed in us and for the opportunity to manage your assets in the Fund.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Investments involve risk. Principal loss is possible. The AlphaClone Alternative Alpha ETF has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. The Fund can make short sales of securities, which involves the risk that losses in securities may exceed the original amount invested in a security. Investments by the Fund in derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities

AlphaClone Alternative Alpha ETF

depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments. The performance of the Fund may diverge from that of the Index. Because the Fund employs a representative sampling strategy and may also invest up to 20% of its assets in securities that are not included in the Index, or may overweight or underweight certain components of the Index, it may experience tracking error to a greater extent than a fund that seeks to replicate an Index. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. Outside the index construction rules, the Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

AlphaClone, Inc. (the “Index Provider”) and the Fund are in no way affiliated with the hedge funds and/or institutional investors whose public filings are utilized to derive the index’s constituents. Public filings may not disclose all an investment manager’s positions.

The AlphaClone Hedge Fund Long/Short Index (the “Index”) represents equity securities that are favored by hedge funds and institutional investors in their public disclosures. The Index is equal weighted with an overlap bias which gives a security held by twice the number of managers twice the weight. The Index is reconstituted quarterly and can vary between being long only and market neutral. The Index’s adjustment in long/short positions does not guarantee against market loss. You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

Opinions expressed are those of the Fund manager and are subject to change, are not guaranteed and should not be considered investment advice.

The S&P 500 Index (SPX) is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Exchange Traded Concepts LLC is the Adviser to AlphaClone Alternative Alpha ETF which is distributed by Quasar Distributors LLC. Quasar is not affiliated with Exchange Traded Concepts LLC or AlphaClone, Inc.

AlphaClone International ETF

Dear ALFI Shareholders,

I would like to start by thanking you for your investment in the AlphaClone International ETF (“ALFI” or the “Fund”).  This is the Semi-Annual Report to Shareholders that covers the period from March 31, 2017 through September 30, 2017.

Over the six month period March 31, 2017 to September 30, 2017, the Fund’s market price return was 15.48% and its NAV return was 15.87%.  During the same time period, the MSCI ACWI Ex USA Index, a broad index of international stocks, had a return of 12.30%.

The Index which underlies the Fund is designed to favor international companies to which hedge funds and institutional investors have disclosed significant exposure through American Depository Receipts (ADRs).  The Index methodology, developed by AlphaClone, Inc., ranks hedge funds and institutional investors based on the efficacy of replicating their publicity disclosed positions. ADRs are selected from those managers with the highest ranking, or “Clone Score”. This approach allows the Index to continually adjust and reflect the collective sentiment of managers it tracks.  The Index is also risk managed in that it can vary between being long only and market hedged based on certain rules-driven relative price targets tied to a broad market Index.

Over the six-month period ended September 30, 2017 and relative the MSCI ACWI Ex USA Index, the Fund has been overweight in the healthcare, technology and energy sectors and underweight in the financial services, basic materials and industrials sectors.  The Fund’s overweight in emerging markets was a key driver to its outperformance vs its benchmark over the period.  Specifically, the Fund had overweight exposure to China and emerging Asian economies (34.4%) vs its benchmark’s weight to that region (11.6%).

Fund holdings on September 30, 2017 that represented the biggest percentage gainers include TAL Education Group, 58.com Inc., Alibaba Group Holdings and Baidu, Inc.  Fund holdings on September 30, 2017 that represented the biggest percentage losers include Teva Pharmaceutical, Shire PLC, Temaris SA, and GW Pharmaceuticals PLC.

The Index underlying the Fund is built to automatically hedge should the markets sour over a protracted period (multiple months).  The Index’s dynamic hedge is triggered when the S&P 500 Index (SPX), closes below its 200 day moving average at any month end.  When the hedge is triggered the Index will move to an MSCI EAFE Index neutral posture. The hedge is removed when SPX closes above its 200 day moving average at any month end. While we believe this should provide a hedge against a protracted market down-cycle, the strategy could still be susceptible to sudden, dramatic shocks and reversals.  The Index’s hedge was not triggered during the six-month period ended September 30, 2017.

AlphaClone International ETF

Thank you again for the confidence you have placed in us and for the opportunity to manage your assets in the Fund.

Sincerely,

Mazin S. Jadallah
Chief Executive Officer
AlphaClone, Inc.

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Investments involve risk. Principal loss is possible. The AlphaClone International ETF (the “Fund”) has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commission are charged on each trade. The Fund can make short sales of securities, which involves the risk that losses in securities may exceed the original amount invested in a security. Investments by the Fund in derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The performance of the Fund may diverge from that of the Index. Because the Fund employs a representative sampling strategy and may also invest up to 20% of its assets in securities that are not included in the Index, or may overweight or underweight certain components of the Index, it may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investing in ADRs that provide exposure to securities traded in developing or emerging markets has more risk such as increased volatility, relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the ADRs and the value of your Fund shares. Investing in small cap companies involve additional risks such as limited liquidity and greater volatility than large companies. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. Outside the index construction rules, the Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund. Please see the prospectus for additional risks.

AlphaClone, Inc. (“AlphaClone”) and the Fund are in no way affiliated with the hedge funds and/or institutional investors whose public filings are utilized to derive the Index’s constituents. Public filings may not disclose all an investment manager’s positions.

The AlphaClone International Downside Hedged Index (the “Index”) represents equity ADR securities that are favored by hedge funds and institutional investors in their public disclosures. The Index is equal weighted with an overlap bias which gives a security held by twice the number of managers twice the weight. The Index is reconstituted quarterly and can vary between being long only and market hedged (neutral to the MSCI EAFE Index). The Index’s adjustment in long/short positions does not guarantee the prevention of market loss. You cannot invest directly in an index.

AlphaClone International ETF

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the Large-Cap segment of the U.S. Equities market. The MSCI EAFE Index and the MSCI ACWI Ex USA Index are unmanaged market indexes generally considered representative of international stock markets as a whole. It is not possible to invest directly in an unmanaged index.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

Opinions expressed are those of the Fund manager and are subject to change, are not guaranteed and should not be considered investment advice.

The AlphaClone International ETF is distributed by Quasar Distributors, LLC. The Fund’s investment adviser is AlphaClone, Inc. (“AlphaClone”). AlphaClone owns the Index that underlies the Fund. Quasar is not affiliated with AlphaClone. The AlphaClone logo is a service mark of AlphaClone, Inc.

AlphaClone ETFs

PORTFOLIO ALLOCATION
As of September 30, 2017 (Unaudited)

AlphaClone Alternative Alpha ETF
Percentage of
Sector	Net Assets
Information Technology	30.8%
Consumer Discretionary	17.8
Health Care	14.2
Industrials	10.6
Financials	9.4
Energy	5.3
Consumer Staples	4.9
Materials	3.1
Short-Term Investments	2.2
Real Estate	2.0
Utilities	1.9
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%

AlphaClone International ETF
Percentage of
Country	Net Assets
China	28.5%
United Kingdom	13.0
Netherlands	9.9
Mexico	8.5
Ireland	8.3
Israel	5.3
Taiwan, Province of China	4.9
Brazil	4.3
France	4.3
India	4.1
Argentina	3.0
Denmark	1.5
Spain	1.5
Belgium	1.4
Switzerland	1.4
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.0 ~
TOTAL	100.0%

~ Represents less than 0.05% of net assets.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS – 100.0%

	Consumer Discretionary – 17.8%
518	Amazon.com, Inc. (a)	$497,979
3,110	Charter Communications, Inc. (a)	1,130,236
3,858	Deckers Outdoor Corporation (a)	263,926
6,863	General Motors Company	277,128
26,513	Green Brick Partners, Inc. (a)	262,479
4,742	Lennar Corporation	250,378
7,460	Liberty Global plc (a)	243,942
7,695	MGM Resorts International	250,780
96	NVR, Inc. (a)+	274,080
137	Priceline Group, Inc. (a)	250,822
4,839	Time Warner, Inc.	495,756
6,136	Tribune Media Company	250,717
		4,448,223
	Consumer Staples – 4.9%
3,713	Constellation Brands, Inc. (a)	740,558
14,022	Darling Ingredients, Inc. (a)	245,665
16,156	Nomad Foods, Ltd. (a)	235,393
		1,221,616
	Energy – 5.3%
9,480	Enterprise Products Partners LP	247,144
119,633	Gran Tierra Energy, Inc. (a)+	272,763
4,740	Marathon Petroleum Corporation	265,819
9,114	Rice Energy, Inc. (a)	263,759
5,562	Targa Resources Corporation	263,083
		1,312,568
	Financials – 9.4%
5,280	CIT Group, Inc.	258,984
3,599	Citigroup, Inc.	261,791
912	Credit Acceptance Corporation (a)	255,515
10,704	eHealth, Inc. (a)	255,719
5,150	Green Dot Corporation (a)	255,337
18,693	Investors Bancorp, Inc.	254,973
5,797	Lazard, Ltd.	262,140

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)

	Financials (Continued)
5,100	MetLife, Inc.	$264,945
11,678	TriState Capital Holdings, Inc. (a)	267,426
		2,336,830
	Health Care – 14.2%
1,091	Allergan plc	223,601
2,533	Avexis, Inc. (a)	245,017
3,983	Baxter International, Inc.	249,933
1,884	Celgene Corporation (a)	274,725
3,663	Cerner Corporation (a)	261,245
3,052	Eli Lilly & Company	261,068
9,010	Exelixis, Inc. (a)	218,312
5,516	HealthSouth Corporation	255,667
1,679	Jazz Pharmaceuticals plc (a)	245,554
3,297	Loxo Oncology, Inc. (a)	303,720
3,159	Perrigo Company plc	267,409
3,241	PRA Health Sciences, Inc. (a)	246,867
1,954	TESARO, Inc. (a)	252,261
2,158	Zimmer Biomet Holdings, Inc.	252,680
		3,558,059
	Industrials – 10.6%
4,828	Advisory Board Company (a)	258,901
13,329	BMC Stock Holdings, Inc. (a)	284,574
3,103	Dycom Industries, Inc. (a)	266,486
1,229	General Dynamics Corporation	252,658
16,350	IES Holdings, Inc. (a)	282,855
4,704	Jacobs Engineering Group, Inc.	274,102
6,116	MasTec, Inc. (a)	283,782
921	TransDigm Group, Inc.	235,454
3,876	United Continental Holdings, Inc. (a)	235,971
4,191	XPO Logistics, Inc. (a)	284,066
		2,658,849
	Information Technology – 30.8%
24,163	Agilysys, Inc. (a)	288,748
7,024	Alibaba Group Holding, Ltd. – ADR (a)	1,213,115

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)

	Information Technology (Continued)
526	Alphabet, Inc. (a)	$512,177
20,168	Angie’s List, Inc. (a)	251,293
6,129	Apple, Inc.	944,602
14,503	AVX Corporation	264,390
1,083	Baidu, Inc. – ADR (a)+	268,248
5,698	Blackhawk Network Holdings, Inc. (a)	249,572
3,936	CDW Corporation	259,776
1,471	Facebook, Inc. (a)	251,350
2,002	Fiserv, Inc. (a)	258,178
4,905	InterXion Holding NV (a)	249,812
6,730	Microsoft Corporation	501,318
6,889	Momo, Inc. – ADR (a)	215,901
6,572	NXP Semiconductors NV (a)	743,227
9,955	Oracle Corporation	481,324
2,600	salesforce.com, Inc. (a)	242,892
15,027	TrueCar, Inc. (a)+	237,276
2,370	Visa, Inc.	249,419
		7,682,618
	Materials – 3.1%
2,490	Celanese Corporation	259,632
10,188	Owens-Illinois, Inc. (a)	256,330
3,879	Trinseo SA	260,2810
		776,243
	Real Estate – 2.0%
1,699	American Tower Corporation#	232,220
7,729	Weyerhaeuser Company#	263,018
		495,238
	Utilities – 1.9%
7,479	FirstEnergy Corporation	230,576
3,496	PG&E Corporation	238,043
		468,619
	TOTAL COMMON STOCKS (Cost $23,053,946)	24,958,863

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS – 0.1%
32,512	Invesco Short-Term Investments Trust – Government
	& Agency Portfolio, Institutional Class, 0.93%*	$32,512
	TOTAL SHORT-TERM INVESTMENTS (Cost $32,512)	32,512

	INVESTMENTS PURCHASED WITH PROCEEDS
	FROM SECURITIES LENDING – 2.1%
527,134	First American Government Obligations Fund,
	Class Z, 0.87%*^	527,134
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
	FROM SECURITIES LENDING (Cost $527,134)	527,134
	Total Investments (Cost $23,613,592) – 102.2%	25,518,509
	Liabilities in Excess of Other Assets – (2.2)%	(540,588)
	TOTAL NET ASSETS – 100.0%	$24,977,921

Percentages are stated as a percent of net assets.

*	Rate shown is the annualized seven-day yield as of September 30, 2017.
(a)	Non-income producing security
ADR	American Depositary Receipt
+	All or a portion of this security is on loan as of September 30, 2017. Total value of securities on loan is $516,979.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $527,134 as of September 30, 2017.
#	Real Estate Investment Trust (“REIT”)
	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS – 98.4%

	Argentina – 3.0%
1,516	Grupo Financiero Galicia SA – ADR	$78,134
1,089	Pampa Energia SA – ADR (a)	70,894
		149,028
	Belgium – 1.4%
581	Anheuser-Busch Inbev SA – ADR	69,313

	Brazil – 2.8%
7,345	Petroleo Brasileiro SA Petrobras – ADR (a)	73,744
6,342	Vale SA – ADR	63,864
		137,608
	China – 28.5%
1,006	58.com, Inc. – ADR (a)	63,519
1,386	Alibaba Group Holding, Ltd. – ADR (a)	239,376
1,053	Baidu, Inc. – ADR (a)	260,818
4,542	Ctrip.com International, Ltd. – ADR (a)	239,545
5,842	JD.com, Inc. – ADR (a)	223,164
3,242	Melco Crown Entertainment, Ltd. – ADR	78,197
506	NetEase, Inc. – ADR	133,488
878	New Oriental Education &
	Technology Group, Inc. – ADR	77,492
2,413	TAL Education Group – ADR	81,342
		1,396,941
	Denmark – 1.5%
1,473	Novo Nordisk AS – ADR	70,925

	France – 4.3%
2,784	Sanofi – ADR	138,616
1,316	Total SA – ADR	70,432
		209,048
	India – 4.1%
1,413	HDFC Bank, Ltd. – ADR	136,171
4,489	Infosys, Ltd. – ADR	65,494
		201,665

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited) (Continued)

Shares	Security Description	Value
	Ireland – 8.3%
1,794	Ryanair Holdings plc – ADR (a)	$189,124
1,408	Shire plc – ADR	215,621
		404,745
	Israel – 5.3%
14,685	Teva Pharmaceutical Industries, Ltd. – ADR	258,456

	Mexico – 8.5%
7,438	Cemex SAB de CV – ADR (a)	67,537
677	Fomento Economico Mexicano SAB de CV – ADR	64,674
6,316	Grupo Financiero Santander Mexico SAB de CV – ADR	63,728
9,025	Grupo Televisa SAB – ADR	222,647
		418,586
	Netherlands – 9.9%
1,321	ASML Holding NV – ADR	226,155
4,273	Royal Dutch Shell plc – ADR	258,859
		485,014
	Spain – 1.5%
3,312	Grifols SA – ADR	72,500

	Switzerland – 1.4%
812	Novartis AG – ADR	69,710

	Taiwan, Province of China – 4.9%
6,436	Taiwan Semiconductor
	Manufacturing Company, Ltd. – ADR	241,672

	United Kingdom – 13.0%
2,320	AstraZeneca plc – ADR	78,602
3,932	BP plc – ADR	151,107
512	Diageo plc – ADR	67,650
1,714	GlaxoSmithKline plc – ADR	69,588
669	GW Pharmaceuticals plc – ADR (a)	67,897
1,170	Unilever plc – ADR	67,813
4,728	Vodafone Group plc – ADR	134,559
		637,216
	TOTAL COMMON STOCKS (Cost $4,508,622)	4,822,427

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS – 1.5%
	Brazil – 1.5%
5,220	Itau Unibanco Holding SA	$71,514
	TOTAL PREFERRED STOCKS (Cost $60,404)	71,514

	SHORT-TERM INVESTMENTS – 0.1%
5,459	Invesco Short-Term Investment Trust –
	Treasury Portfolio, Institutional Class, 0.90%*	5,459
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,459)	5,459
	Total Investments (Cost $4,574,485) – 100.0%	4,899,400
	Other Assets in Excess of Liabilities – 0.0%~	897
	NET ASSETS – 100.0%	$4,900,297

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security
*	Rate shown is the annualized seven-day yield as of September 30, 2017.
~	Represents less than 0.05% of net assets
	To the extent the Fund invests more heavily in particular foreign markets, its performance will be especially sensitive to developments that significantly affect those markets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AlphaClone ETFs

STATEMENTS OF ASSETS & LIABILITIES
September 30, 2017 (Unaudited)

	AlphaClone	AlphaClone
	Alternative	International
	Alpha ETF	ETF
ASSETS
Investments in securities, at value*+	$25,518,509	$4,899,400
Dividends and interest receivable	6,505	4,070
Securities lending receivable	244	—
Total assets	25,525,258	4,903,470

LIABILITIES
Collateral received for securities loaned	527,134	—
Management fees payable	20,203	3,173
Total liabilities	547,337	3,173

NET ASSETS	$24,977,921	$4,900,297

Net assets consist of:
Paid-in capital	$64,888,111	$4,644,938
Undistributed (accumulated) net
investment income (loss)	52,158	20,750
Accumulated net realized gain (loss)
on investments	(41,867,265)	(90,306)
Net unrealized appreciation (depreciation)
on investments	1,904,917	324,915
Net assets	$24,977,921	$4,900,297

Net assets value:
Net assets	$24,977,921	$4,900,297
Shares outstanding^	600,000	200,000
Net asset value, offering and
redemption price per share	$41.63	$24.50

* Identified Cost:
Investment in Securities	$23,613,592	$4,574,485

^	No par value, unlimited number of shares authorized.
+	Including securities on loan of $516,979 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

AlphaClone ETFs

STATEMENTS OF OPERATIONS
For the Six-Months Ended September 30, 2017 (Unaudited)

	AlphaClone	AlphaClone
	Alternative	International
	Alpha ETF	ETF
INCOME
Dividends*	$186,067	$26,244
Interest	161	21
Securities lending income	2,434	—
Total investment income	188,662	26,265

EXPENSES
Management fees	136,504	13,128
Total expenses	136,504	13,128
Net investment income (loss)	52,158	13,137

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	1,764,051	54,807
Foreign currency	87	—
Change in unrealized appreciation (depreciation)
on investments	889,193	264,991
Net realized and unrealized
gain (loss) on investments	2,653,331	319,798
Net increase (decrease) in net assets
resulting from operations	$2,705,489	$332,935

*  Net of foreign taxes withheld of $1,322 and $2,982, respectively.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
OPERATIONS
Net investment income (loss)	$52,158	$129,611
Net realized gain (loss) on investments	1,764,138	(1,386,174)
Change in unrealized appreciation
(depreciation) on investments	889,193	6,609,327
Net increase (decrease) in net assets
resulting from operations	2,705,489	5,352,764

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	—	3,670,610
Payments for shares redeemed	(8,073,505)	(74,275,425)
Net increase (decrease) in net assets
derived from capital
share transactions (a)	(8,073,505)	(70,604,815)
Net increase (decrease) in net assets	$(5,368,016)	$(65,252,051)

NET ASSETS
Beginning of period/year	$30,345,937	$95,597,988
End of period/year	$24,977,921	$30,345,937
Undistributed (accumulated) net
investment income (loss)	$52,158	$—

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
	Shares	Shares
Subscriptions	—	100,000
Redemptions	(200,000)	(2,150,000)
Net increase (decrease)	(200,000)	(2,050,000)

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
OPERATIONS
Net investment income (loss)	$13,137	$32,752
Net realized gain (loss) on investments	54,807	179,203
Change in unrealized appreciation
(depreciation) on investments	264,991	88,324
Net increase (decrease) in net assets
resulting from operations	332,935	300,279

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(25,232)
Total distribution to shareholders	—	(25,232)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	2,452,715	3,973,825
Payments for shares redeemed	—	(5,033,415)
Net increase (decrease) in net assets
derived from capital
share transactions (a)	2,452,715	(1,059,590)
Net increase (decrease) in net assets	$2,785,650	$(784,543)

NET ASSETS
Beginning of period/year	$2,114,647	$2,899,190
End of period/year	$4,900,297	$2,114,647
Undistributed (accumulated) net
investment income (loss)	$20,750	$7,613

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
	Shares	Shares
Subscriptions	100,000	200,000
Redemptions	—	(250,000)
Net increase (decrease)	100,000	(50,000)

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period/year

	Six-Months
	Ended						Period
	September 30,						Ended
	2017		Year Ended March 31,				March 31,
	(Unaudited)		2017	2016	2015	2014	2013(1)
Net asset value,
beginning of period/year	$37.93		$33.54	$45.18	$38.04	$30.81	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.07		0.09	(0.29)	(0.06)	0.03	0.09
Net realized and unrealized
gain (loss) on investments	3.63		4.30	(11.35)	7.20	7.58	5.78
Total from investment
operations	3.70		4.39	(11.64)	7.14	7.61	5.87

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		—	—	— (5)	— (5)	(0.06)
Net realized gain	—		—	—	—	(0.38)	—
Total distributions	—		—	—	—	—	(0.06)

Net asset value,
end of period/year	$41.63		$37.93	$33.54	$45.18	$38.04	$30.81

Total return	9.75	%(3)	13.09%	(25.76)%	18.78%	24.79%	23.51	%(3)

SUPPLEMENTAL DATA:
Net assets at
end of period/year (000’s)	$24,978		$30,346	$95,598	$131,021	$87,487	$10,782

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.95	%(4)	0.97%	2.19%	0.95%	0.95%	0.95	%(4)
Ratio of expenses excluding dividend
and interest expense of short
positions to average net assets	0.95	%(4)	0.95%	0.95%	0.95%	0.95%	0.95	%(4)
Net investment income
to average net assets	0.36	%(4)	0.25%	(0.70)%	(0.14)%	0.08%	0.35	%(4)
Net investment income excluding
dividend and interest expense of short
positions to average net assets	0.36	%(4)	0.27%	0.54%	(0.14)%	0.08%	0.35	%(4)
Portfolio turnover rate(6)	81	%(3)	183%	194%	78%	66%	205	%(3)

(1)	Commencement of operations on May 30, 2012.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Less than 0.005 per share.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period/year

	Six-Months Ended
	September 30, 2017		Year Ended	Period Ended
	(Unaudited)		March 31, 2017	March 31, 2016(1)
Net asset value,
beginning of period/year	$21.15		$19.33	$20.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.11		0.20	0.01
Net realized and unrealized
gain (loss) on investments	3.24		1.79	(0.67)
Total from investment operations	3.35		1.99	(0.66)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		(0.17)	(0.01)
Total distributions	—		(0.17)	(0.01)

Net asset value,
end of period/year	$24.50		$21.15	$19.33

Total return	15.87	%(3)	10.37%	(3.33	)%(3)

SUPPLEMENTAL DATA:
Net assets at
end of period/year (000’s)	$4,900		$2,115	$2,899

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.95	%(4)	0.95%	1.28	%(4)
Expenses excluding interest expense on
short positions to average net assets	0.95	%(4)	0.95%	0.95	%(4)
Net investment income
to average net assets	0.95	%(4)	0.98%	0.08	%(4)
Net investment income excluding interest
expense on short positions
to average net assets	0.95	%(4)	0.98%	0.41	%(4)
Portfolio turnover rate(5)	28	%(3)	88%	53	%(3)

(1)	Commencement of operations on November 9, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

AlphaClone Alternative Alpha ETF and AlphaClone International ETF (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the AlphaClone Alternative Alpha ETF is to track the price and yield, before fees and expenses, of the AlphaClone Hedge Fund Downside Hedged Index. The objective of the AlphaClone International ETF is to track the total return performance, before fees and expenses, of the AlphaClone International Downside Hedge Index. AlphaClone Alternative Alpha ETF, a diversified fund, commenced operations on May 30, 2012, and AlphaClone International ETF, a non-diversified fund, commenced operations on November 9, 2015.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds, and securities sold short that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market LLC (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited) (Continued)

market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2017:

AlphaClone Alternative Alpha ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$24,958,863	$—	$—	$24,958,863
Short-Term
Investments	32,512	—	—	32,512
Investment Purchased
with Proceeds from
Securities Lending	527,134	—	—	527,134
Total Investments
in Securities	$25,518,509	$—	$—	$25,518,509

^ See Schedule of Investments for breakout of investments by sector classification.

AlphaClone International ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$4,822,427	$—	$—	$4,822,427
Preferred Stocks	71,514	—	—	71,514
Short-Term
Investments	5,459	—	—	5,459
Total Investments
in Securities	$4,899,400	$—	$—	$4,899,400

^ See Schedule of Investments for breakout of investments by country.

Transfers between levels are recognized at the end of the reporting period. During the six-months ended September 30, 2017, the Funds did not recognize any transfers to or from Levels 1, 2, or 3.
B.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited) (Continued)

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the most recently completed fiscal year end, the Funds did not incur any interest or penalties.

C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited) (Continued)

Distributions received from the Funds’ investments in Publicly Traded Partnerships generally are comprised of ordinary income and return of capital from the partnerships. The Funds allocate distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each partnership and other industry sources. These estimates may subsequently be revised based on actual allocations received from partnerships after their tax reporting periods are concluded, as the actual character of these distributions are not known until after the fiscal year end of the Funds.

Distributions received from the Funds’ investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

E.
Short Positions. A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statement of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Funds maintain segregated assets consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 2A above. The Funds held no securities sold short on September 30, 2017.

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited) (Continued)

F.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities by the Funds are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to the Fund’s NAV per share.

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective December 27, 2017, AlphaClone Alternative Alpha ETF’s management fee will be reduced from 0.95% to 0.65% and AlphaClone International ETF’s management fee will be reduced from 0.95% to 0.75% of each Fund’s average daily net assets. Effective December 27, 2017, AlphaClone Alternative Alpha ETF will track a new underlying index, the AlphaClone Hedge Fund Masters Index (the “Index”) and AlphaClone International ETF will track a new underlying index, the AlphaClone International Index (the “Index”) and consequently, the Funds’ investment objectives and related investment strategies will change to reflect the Funds’ new underlying indexes. Please visit Funds’ website at www.alphaclonefunds.com to obtain more information on new Indexes.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC. (an “Adviser”), serves as the investment adviser to AlphaClone Alternative Alpha ETF. AlphaClone, Inc. (an “Adviser”) serves as the investment adviser to AlphaClone International ETF. Pursuant to the Investment

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited) (Continued)

Advisory Agreements (“Advisory Agreements”) between the Trust, on behalf of the Funds, and the Advisers, the Advisers provide investment advice to the Funds and oversee the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Advisers are also responsible for arranging, in consultation with Vident Investment Advisory, LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, each Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, each Fund pays its Adviser 0.95% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and fund accountant. USBFS also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – SECURITIES LENDING

AlphaClone Alternative Alpha ETF may lend up to 33⅓% of the value of the securities in its portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Custodian, who also serves as the securities lending agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited) (Continued)

during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of September 30, 2017, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of September 30, 2017, the value of the securities on loan and payable for collateral due to broker were as follows:

Values of Securities on Loan	Collateral Received*
$516,979	$527,134

*	The cash collateral received was invested in the First American Prime Obligation Fund, Class Z as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity.

Fees and interest income earned on collateral investments and recognized by the Fund at the six-months ended September 30, 2017, was $2,434.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowing listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the six-months ended September 30, 2017, purchases and sales of securities by the Funds, excluding short-term securities and in-kind redemptions were as follows:

	Purchases	Sales
AlphaClone Alternative Alpha ETF	$23,532,754	$23,362,960
AlphaClone International ETF	801,241	777,003

During the six-months ended September 30, 2017, there were no purchases or sales of U.S. Government securities.

During the six-months ended September 30, 2017, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
AlphaClone Alternative Alpha ETF	$—	$8,038,890
AlphaClone International ETF	2,444,930	—

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited) (Continued)

NOTE 6 – INCOME TAX INFORMATION

The Funds did not pay distributions during the six-months ended September 30, 2017.

The tax character of distributions paid by the Funds during the fiscal year ended March 31, 2017 was as follows:

	Ordinary Income	Capital Gains
AlphaClone Alternative Alpha ETF	$—	$—
AlphaClone International ETF	$25,232	$—

The amount and character of tax-basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are analyzed at fiscal year-end; accordingly, tax-basis balances have not been determined for the six-month period ended September 30, 2017.

The cost basis of investments for federal income tax purposes as of September 30, 2017 was as follows+:

	AlphaClone	AlphaClone
	Alternative	International
	Alpha ETF	ETF
Tax cost of investments	$23,613,592	$4,574,485
Gross tax unrealized appreciation	2,320,765	481,710
Gross tax unrealized depreciation	(415,848)	(156,795)
Net unrealized appreciation (depreciation)	$1,904,917	$324,915

+
Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

As of March 31, 2017, the components of accumulated earnings (losses) for income tax purposes were as follows:

	AlphaClone	AlphaClone
	Alternative	International
	Alpha ETF	ETF
Net unrealized appreciation/(depreciation)	$1,014,138	$42,814
Undistributed ordinary income	—	7,613
Undistributed long term capital gains	—	—
Total distributable earnings	—	7,613
Other accumulated gain/(loss)	(43,629,817)	(128,003)
Total accumulated gain/(loss)	$(42,615,679)	$(77,576)

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited) (Continued)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

As of March 31, 2017, the Funds deferred, on a tax basis, no post-October or late-year ordinary losses.

At March 31, 2017, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
AlphaClone Alternative Alpha ETF	$(41,053,550)	$(2,576,267)	Indefinite
AlphaClone International ETF	(103,593)	(24,410)	Indefinite

NOTE 7 – SHARE TRANSACTION

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $200, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There were no variable fees received during the period. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited) (Continued)

NOTE 8 – CONCENTRATION RISKS

To the extent the Funds invest more heavily in particular sectors or regions of the economy, their performance will be especially sensitive to developments that significantly affect those sectors or regions.

Information Technology Sector Risk. AlphaClone Alternative Alpha ETF invests in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Geographic Investment Risk. To the extent a Fund invests a significant portion of its assets in ADRs with underlying Shares organized, listed or domiciled in a single country or region, the Fund is more likely to be impacted by events or conditions affecting that country or region. AlphaClone International ETF currently invests a significant portion of its assets in ADRs with underlying shares organized, listed or domiciled in China, which subjects the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is a developing market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the past 25 years, the Chinese government has undertaken reform of economic and market practices and expansion of the sphere for private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

AlphaClone ETFs

EXPENSE EXAMPLE
For the Six-Months Ended September 30, 2017 (Unaudited)

As a shareholder of AlphaClone Alternative Alpha ETF and AlphaClone International ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 – September 30, 2017).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

AlphaClone ETFs

EXPENSE EXAMPLE
For the Six-Months Ended September 30, 2017 (Unaudited) (Continued)

AlphaClone Alternative Alpha ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	April 1, 2017	September 30, 2017	During the Period(1)
Actual	$1,000.00	$1,097.50	$5.00
Hypothetical (5% annual	$1,000.00	$1,020.31	$4.81
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio, 0.95%, multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 183 days, and divided by the number of days in the most recent twelve-month period, 365 days.

AlphaClone International ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	April 1, 2017	September 30, 2017	During the Period(2)
Actual	$1,000.00	$1,158.70	$5.14
Hypothetical (5% annual	$1,000.00	$1,020.31	$4.81
return before expenses)

(2)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio, 0.95%, multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 183 days, and divided by the number of days in the most recent twelve-month period, 365 days.

AlphaClone ETFs

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling tollfree at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on its website at www.alphaclonefunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.alphaclonefunds.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUNDS’ TRUSTEES
(Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.alphaclonefunds.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) their daily NAV is available, without charge, on the Funds’ website at www.alphaclonefunds.com.

AlphaClone Alternative Alpha ETF Adviser
Exchange Traded Concepts, LLC
10900 Hefner Point Drive, Suite 207
Oklahoma City, Oklahoma 73120

AlphaClone International ETF Adviser
AlphaClone, Inc.
One Market Street
Steuart Tower, Suite 1208
San Francisco, California 94105

Sub-Adviser
Vident Investment Advisory, LLC
300 Colonial Center Pkwy, Suite 330
Roswell, Georgia 30076

Index Provider
AlphaClone, Inc.
One Market Street
Steuart Tower, Suite 1208
San Francisco, California 94105

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

AlphaClone Alternative Alpha ETF
Symbol – ALFA
CUSIP – 26922A305

AlphaClone International ETF
Symbol – ALFI
CUSIP – 26922A818

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    December 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    December 1, 2017

By (Signature and Title)*    /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    December 1, 2017

* Print the name and title of each signing officer under his or her signature.